Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Consolidation and Nature of Operations
Basis of Consolidation and Nature of Operations
The accompanying consolidated financial statements include the accounts of Security Federal Corporation (the “Company”) and its wholly owned subsidiary, Security Federal Bank (the “Bank”) and the Bank’s wholly owned subsidiaries, Security Federal Investments, Inc. ("SFINV"), Security Federal Insurance, Inc. (“SFINS”), and Security Financial Services Corporation (“SFSC”).  SFINV was formed to hold investment securities and allow for better management of the securities portfolio. SFINS is an insurance agency offering auto, business, and home insurance.  Effective April 30, 2022, Collier Jennings Financial Corporation, a wholly owned subsidiary of SFINS, and its subsidiaries, Security Federal Auto Insurance, The Auto Insurance Store Inc., and Security Federal Premium Pay Plans Inc. ("SFPPP") and its wholly owned premium finance subsidiary were dissolved. SFPPP’s ownership interests in four other premium finance subsidiaries were disposed of at an immaterial gain. Additionally, effective April 30, 2022, previously inactive SFSC was dissolved. All significant intercompany transactions and balances have been eliminated in consolidation.
The Company also has a wholly owned subsidiary, Security Federal Statutory Trust (the “Trust”), which issued and sold fixed and floating rate capital securities of the Trust. However, under current accounting guidance, the Trust is not consolidated in the financial statements. The Bank is primarily engaged in the business of accepting savings and demand deposits and originating mortgage loans and other loans to individuals and small businesses for various personal and commercial purposes.
Cash and Cash Equivalents	Cash and Cash EquivalentsFor purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, interest-bearing balances in other banks, and federal funds sold. Cash equivalents have original maturities of three months or les
Investment and Mortgage-Backed Securities
Investment Securities
Investment securities are classified in one of three categories: HTM, AFS, or trading.  Management determines the appropriate classification of debt securities at the time of purchase. Investment securities are classified as HTM when the Company has the positive intent and ability to hold the securities to maturity. These securities are recorded at cost and adjusted for amortization of premiums and accretion of discounts over a level yield basis. Callable debt securities held at a premium are amortized until the earliest call date. Prepayment assumptions on mortgage-backed securities are anticipated.
Management classifies investment securities that are not considered to be HTM as AFS. This type of investment is stated at fair value with unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity (“accumulated other comprehensive income (loss)”). Gains and losses from sales of AFS investment securities are determined using the specific identification method. The Company had no investment securities classified as trading
Loans Receivable Held for Investment
Loans Receivable Held for Investment
Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest is recognized over the term of the loan based on the outstanding loan balance. Fees charged for originating loans, if any, are deferred and offset by the deferral of certain direct expenses associated with loans originated. The net deferred fees are recognized as yield adjustments by applying the interest method.

Allowance for Loan Losses
Allowance for Loan Losses
The Company provides for loan losses using the allowance method. Accordingly, all loan losses are charged to the related allowance and all recoveries are credited to the allowance for loan losses. Additions to the allowance for loan losses are provided by charges to operations based on various factors, which, in management’s judgment, deserve current recognition in estimating possible losses. Such factors considered by management include the fair value of the underlying collateral, stated guarantees by the borrower (if applicable), the borrower’s ability to repay from other economic resources, growth and composition of the loan portfolio, the relationship of the allowance for loan losses to the outstanding loans, loss experience, delinquency trends, and general economic conditions. Management evaluates the carrying value of the loans periodically and the allowance is adjusted accordingly.
The Company regularly re-evaluates its practices in determining the allowance for loan losses. During the year ended December 31, 2020, the Company increased its look-back period to incorporate the effects of at least one economic downturn in its loss history. The Company believes the extension of its look-back period is appropriate due to the risks inherent in the loan portfolio. Absent this extension, the early cycle periods in which the Company experienced significant losses would be excluded from the determination of the allowance for loan losses and its balance would decrease. For the year ended December 31, 2020, the Company increased its look-back period to 10 years to continue to include losses incurred by the Company beginning with the first quarter of 2011. The Company continued to use a look-back period of 10 years for the year ended December 31, 2022.
While management uses the best information available to make evaluations, future adjustments may be necessary if economic conditions differ substantially from the assumptions used in making these evaluations.  The allowance for loan losses is subject to periodic evaluations by bank regulatory agencies that may require adjustments to be made to the allowance based upon the information that is available at the time of their examination.
The Company values impaired loans at the loan’s fair value if it is probable that the Company will be unable to collect all amounts due according to the terms of the loan agreement at the present value of expected cash flows, the market price of the loan, if available, or the value of the underlying collateral less estimated selling costs.  In accordance with our policy, non-accrual loans for commercial purposes which have a balance less than $200,000 and non-accrual non-commercial loans (HELOCs, consumer residential mortgage and other consumer loans) with a balance less than $100,000 are deemed immaterial and therefore excluded from the individual impairment review. Expected cash flows are required to be discounted at the loan’s effective interest rate.  When the ultimate collectability of an impaired loan’s principal is in doubt, wholly or partially, all cash receipts are applied to principal.  When this doubt does not exist, cash receipts are applied under the contractual terms of the loan agreement first to interest and then to principal.  Once the recorded principal balance has been reduced to zero, future cash receipts are applied to interest income to the extent that any interest has been foregone.  Further cash receipts are recorded as recoveries of any amounts previously charged off.
The Company did not designate loans with payment deferrals granted due to the novel coronavirus of 2019 (“COVID-19’) pandemic as delinquent or impaired in accordance with provisions of The Coronavirus Aid, Relief, and Economic Security Act of 2020 (the “CARES Act”) and the Consolidated Appropriations Act, 2021 (the “CAA, 2021”) and related regulatory guidance. Additional analysis was also completed on the allowance for loan losses during 2021 and 2020 based on the significance of loan modifications in accordance with the CARES Act and regulatory guidance and loan risk rating downgrades as well as additional risk factors related to COVID-19.

Loans Receivable Held for Sale
Loans Receivable Held for Sale
The Company originates fixed rate residential loans on a servicing released basis in the secondary market. Loans closed but not yet settled with institutional investors are carried in the Company’s loans held for sale portfolio.  These loans are fixed rate residential loans that have been originated in the Company’s name and have closed.  Virtually all of these loans have commitments to be purchased by investors and the majority of these loans were locked in by price with the investors on the same day or shortly thereafter that the loan was locked in with the Company’s customers.  Therefore, these loans present very little market risk for the Company.
The Company usually delivers to, and receives funding from, the investor within 30 days.  Commitments to sell these loans to the investor are considered derivative contracts and are sold to investors on a “best efforts" basis. The Company is not obligated to deliver a loan or pay a penalty if a loan is not delivered to the investor. As a result of the short-term nature of these derivative contracts, the fair value of the mortgage loans held for sale in most cases is the same as the value of the loan amount at its origination.

Repossessed Assets Acquired in Settlement of Loans
Other Real Estate Owned
Other real estate owned represents real estate and other assets acquired through foreclosure or repossession and are initially recorded at the estimated fair value less costs to sell. Subsequent improvements are capitalized. Costs of holding real estate, such as property taxes, insurance, general maintenance and interest expense, are expensed as a period cost. Fair values are reviewed regularly and allowances for possible losses are established when the carrying value of the asset owned exceeds the fair value less estimated costs to sell. Fair values are generally determined by reference to an outside appraisal.

Premises and Equipment
Premises and Equipment
Premises and equipment are carried at cost, net of accumulated depreciation.  Depreciation of premises and equipment is amortized on a straight-line method over the estimated useful life of the related asset.  Estimated lives are 7 to 40 years for buildings and improvements and generally 3 to 10 years for furniture, fixtures and equipment.  Maintenance and repairs are charged to current expense.  The cost of major renewals and improvements are capitalized.
Land Held for Sale
During the year ended December 31, 2021, the Company transferred three parcels of land with a combined book balance of $1.5 million from premises and equipment to land held for sale. Land held for sale is reported at the lower of the carrying amount and fair value less costs to sell. During the year ended December 31, 2022, the Company recorded a write down on land for sale totaling $433 thousand due to a reduction in fair value less costs to sell. No write down was recorded during 2021.

Intangible Assets and Goodwill	GoodwillThe Company's goodwill is a result of the excess of the cost over the fair value of net assets resulting from the acquisition of Collier Jennings Financial Corporation in July 2006. Goodwill is reviewed for impairment annually or whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.
Income Taxes
Income Taxes
Income tax expense or benefit is recognized for the net change in the deferred tax liability or asset during the year.  That amount together with income taxes currently payable is the total amount of income tax expense or benefit for the year.  Deferred taxes are provided for by the differences in financial reporting bases for assets and liabilities compared with their tax bases. Generally, a current tax liability or asset is established for taxes presently payable or refundable and a deferred tax liability or asset is established for future tax items. A valuation allowance, if applicable, is established for deferred tax assets that may not be realized. Deferred income taxes are provided for differences between the provision for loan losses for financial statement purposes and those allowed for income tax purposes.
The Company adopted accounting guidance which prescribes a threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosures. There have been no gross amounts of unrecognized tax benefits or interest or penalties related to uncertain tax positions since adoption. There are no unrecognized tax benefits that would, if recognized, affect the effective tax rate. There are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months.
Loan Fees and Costs Associated with Originating Loans
Loan Fees and Costs Associated with Originating Loans
Loan fees received, net of direct incremental costs of originating loans, are deferred and amortized over the contractual life of the related loan.  The net fees are recognized as yield adjustments by applying the interest method.  Prepayments are not anticipated.

Interest Income
Interest Income
Interest on loans is accrued and credited to income monthly based on the principal balance outstanding and the contractual rate on the loan. The Company places loans on non-accrual status when they become greater than 90 days delinquent or when, in the opinion of management, full collection of principal or interest is unlikely.  When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received first to principal and then to interest income. The loans are returned to an accrual status when full collection of principal and interest appears likely.

Advertising Expense
Advertising Expense
Advertising and public relations costs are generally expensed as incurred.  External costs relating to direct mailing are expensed in the period in which the direct mailings are sent.  Advertising and public relations costs of $1.0 million and $1.1 million were included in the Company’s results of operations for the years ended December 31, 2022 and 2021, respectively.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for compensation costs under its stock option plans using the fair value method. This method requires the measurement of the cost of employee services received in exchange for an award of equity instruments based upon the fair value of the award on the grant date. The cost of the award is recognized in the income statement over the vesting period of the award.

Earnings Per Share
Net Income Per Common Share
Accounting guidance specifies the computation, presentation and disclosure requirements for earnings per share (“EPS”) for entities with publicly held common stock or potential common stock such as options, warrants, convertible securities or contingent stock agreements if those securities trade in a public market. Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding.  Diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive common shares had been issued.  The dilutive effect of options outstanding under the Company’s stock option plan is reflected in diluted EPS by application of the treasury stock method.
There were no stock options outstanding as of December 31, 2022 and 2021; and therefore, no dilutive options in the calculation of diluted EPS for those periods. The following tables show the Company’s net income per common share for the years indicated.

	Year Ended December 31,
	2022			2021
(Dollars in thousands, except EPS)	Income	Shares	EPS	Income	Shares	EPS
Basic EPS	$10,228	3,252,884	$3.14	$12,774	3,252,884	$3.93

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods.  Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes include:
• Determination of the allowance for loan losses and provision for credit losses
• Valuation of real estate acquired in conjunction with foreclosures or in satisfaction of loans
• Income taxes, including tax provisions and realization of deferred tax assets
• Fair value of assets and liabilities

Segment Reporting, Policy
Operating Segments
Accounting standards require that information be reported about a company’s operating segments using a “management approach.” Reportable segments are identified in these standards as those revenue producing components for which separate financial information is produced internally and which are subject to evaluation by the chief operating decision maker. While the chief operating decision maker monitors the revenue streams of the various products and services, operations are managed, and financial performance is evaluated on a Company-wide basis. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable segment.

Reclassifications	ReclassificationsCertain amounts in prior years’ consolidated financial statements have been reclassified to conform to current period classifications.
Recently Issued Accounting Standards
Recently Issued or Adopted Accounting Standards
The following is a summary of recent authoritative pronouncements that could affect accounting, reporting, and disclosure of financial information by the Company:
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new guidance, which was further modified by subsequent related updates, replaces the incurred loss impairment framework in current GAAP with a current expected credit loss (“CECL”) framework, which requires an estimate of credit losses for the remaining estimated life of the financial asset using historical experience, current conditions, and reasonable and supportable forecasts and generally applies to financial assets measured at amortized cost and some off-balance sheet credit exposures. Financial assets measured at amortized cost will be presented at the net amount expected to be collected by using an allowance for credit losses. Credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses prospectively, with such allowance limited to the amount by which fair value is below amortized cost.
The Company adopted Accounting Standards Codification (“ASC”) 326 as of January 1, 2023 using the modified retrospective method for loans, leases and off-balance sheet credit exposures. Adoption of this guidance resulted in a $2.0 million increase in the allowance for credit losses, comprised of increases in the allowance for loan losses of $800,000 and the reserve for unfunded commitments of $1.2 million. The cumulative effect adjustment to retained earnings was $1.6 million, net of tax. Calculated credit losses on held-to-maturity debt securities were not material and there was no impact to the available-for-sale portfolio or other financial instruments. The allowance for loan losses for the majority of loans was calculated using a remaining life loss methodology applied to fourteen portfolios with a two quarter reasonable and supportable forecast period and an immediate reversion period. In connection with the adoption, management has implemented changes to relevant systems, processes and controls where necessary. Model validation was completed during the fourth quarter of 2022. In addition, management is in the final stages of implementing the accounting, reporting and governance processes to comply with the new guidance. The Company's expected credit loss will fluctuate over time due to macroeconomic conditions and forecasts as well as the size and composition of the loan portfolios.
In March 2022, the FASB amended the Receivables–Troubled Debt Restructuring by Creditors subtopic and Financial Instruments–Credit Losses subtopic to the Accounting Standards Codification. The amendments eliminate the accounting guidance for TDRs by creditors while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. In addition, for public business entities, the amendments require disclosure of current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20. The amendments are effective as of January 1, 2023 and will not have a material effect on the Company’s financial statements.
In December 2022, the FASB issued amendments to extend the period of time preparers can use the reference rate reform relief guidance under ASC Topic 848 from December 31, 2022, to December 31, 2024, to address the fact that all London Interbank Offered Rate ("LIBOR") tenors were not discontinued as of December 31, 2021, and some tenors will be published until June 2023. The amendments are effective immediately for all entities and are applied prospectively. The Company does not expect these amendments to have a material effect on its financial statements.
Other accounting standards that have been issued or proposed by the FASB or other standards-setting authorities are not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Risks and Uncertainties	Risks and UncertaintiesIn the normal course of its business, the Company encounters two significant types of risk: economic and regulatory. There are three main components of economic risk: interest rate risk, credit risk, and market risk. The Company is subject to interest rate risk to the degree that its interest-bearing liabilities mature or reprice at different speeds, or on different bases, than its interest-earning assets. Credit risk is the risk of default on the Company’s loan portfolio that results from borrowers’ inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of collateral underlying loans receivable, the valuation of real estate held by the Company, and the valuation of loans held for sale and securities available for sale. The Company is subject to the regulations of various government agencies. These regulations can and do change significantly from period to period. The Company also undergoes periodic examinations by the bank regulatory agencies, which may subject it to further changes with respect to asset valuations, amounts of required loss allowances, and operating restrictions, resulting from the regulators’ judgments based on information available to them at the time of their examination